Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of aggregate minimum annual commitments (undiscounted)

At December 31, 2020, the Group had the following aggregate minimum annual commitments (undiscounted) for the use of satellite transponders:

	Thousands of
	U.S. Dollars
2021	U.S.$	6,410
2022		4,163
2023		2,988
2024 and thereafter		2,914
	U.S.$	16,475

Schedule of reconciliation of the non-cancellable lease commitments to the lease liabilities

A reconciliation of the non-cancellable lease commitments as of December 31, 2018 and the initial measurement of the lease liabilities under IFRS 16 were as follow:

Operating lease commitments disclosed under IAS 17 in the Group's consolidated financial statements as of December 31, 2018	Ps.	7,160,431
Discounted using the incremental borrowing rate at January 1, 2019		(2,669,751)
Finance lease liabilities recognized at December 31, 2018		5,317,944
Adjustments as a result of a different treatment of extension, termination options and short-term and low-value exemptions		306,632
Lease liabilities recognized at January 1, 2019	Ps.	10,115,256